Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

	Summary Compensation Table Total for PEO (1)	Compensation Actually Paid to PEO (1)(2)	Average Summary Compensation Table Total for non-PEO NEOs	Average Compensation Actually Paid to non-PEO NEOs (1)(2)	Value of Initial Fixed $100 Investment Based on:		Net Income (thousands)	Company Selected Measure - Adjusted EBITDA (5) (thousands)
Year					Total Shareholder Return (3)	Peer Group Total Shareholder Return (4)
2022	$10,950,867	$13,661,616	$2,139,281	$2,681,741	$151	$106	$158,701	$352,192
2021	$17,871,658	$38,111,926	$2,572,807	$5,172,808	$135	$120	$219,273	$349,911
2020	$15,765,253	$12,836,863	$1,860,324	$1,723,893	$93	$101	$92,938	$311,356

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote [Text Block]	Mr. Lorber, our CEO, is the principal executive officer ("PEO") for purposes of calculating the amounts in each applicable year. Messrs. Lampen, Kirkland, Bell and Anson are the non-PEO NEOs included for purposes of calculating the average amounts in each applicable year.
Peer Group Issuers, Footnote [Text Block]	The amounts disclosed represent the value of an investment of $100 in a performance group index at the end of each period presented assuming the investment was made at the beginning of each period presented. The total shareholder return applied to each investment period is calculated using a performance group index that represents the weighted performance group index total shareholder return ("TSR"), weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The performance group index used for this purpose is the NYSE Arca Tobacco Index, which is the index selected as the Published Industry Index used by the Company in its Stock Performance Graph included in its Annual Report on Form 10-K for the annual period ended December 31, 2022.
PEO Total Compensation Amount	$ 10,950,867	$ 17,871,658	$ 15,765,253
PEO Actually Paid Compensation Amount	$ 13,661,616	38,111,926	12,836,863
Adjustment To PEO Compensation, Footnote [Text Block]	A reconciliation of Total Compensation from the Summary Compensation Table to compensation actually paid to our PEO and our other NEOs (as an average) is shown below.

	2022		2021		2020
Adjustments:	PEO	Average of Non-PEO NEOs	PEO	Average of Non-PEO NEOs	PEO	Average of Non-PEO NEOs
Total Compensation as reported in Summary Compensation Table ("SCT")	$10,950,867	$2,139,281	$17,871,658	$2,572,807	$15,765,253	$1,860,324
Adjustments: Additions (Subtraction)
Stock awards amounts as reported in SCT	(6,660,000)	(1,110,000)	(7,155,000)	(1,144,800)	(3,001,250)	(465,194)
Option awards amounts as reported in SCT	—	—	—	—	—	—
Change for "Service Cost" for Pension Plan(a)	—	28,482	—	28,874	—	72,935
Change for "Other Cost" for Pension Plan(a)	—	—	(2,707,353)	(99,594)	(5,153,781)	(386,805)
Fair value at year end of awards granted during the covered fiscal year that remain outstanding and unvested(b)	7,116,000	1,186,000	5,740,000	918,400	2,912,500	451,437
Year-over-year change in fair value of awards granted in any prior fiscal year that are outstanding and unvested at year end(b)	(374,891)	(7,939)	1,421,950	64,415	(1,566,597)	(31,773)
Fair value as of vesting date for awards granted and vested in the same year.(b)	—	—	—	—	—	—
Year-over-year change in fair value of awards granted in any prior fiscal year that are outstanding that vested in the year(b)	(64,096)	33,725	(613,389)	(30,027)	(1,518,169)	(67,725)
Value of dividends or the earnings paid on stock or option awards not otherwise reflected in fair value or total compensation	2,693,736	412,192	23,554,060	2,862,733	5,398,907	290,694
Value of forfeited awards determined at end of prior year for awards made in prior fiscal years that were forfeited during current fiscal year	—	—	—	—	—	—
Compensation actually paid (as calculated)	$13,661,616	$2,681,741	$38,111,926	$5,172,808	$12,836,863	$1,723,893
a.Amounts for change in “service cost” and “other cost” of Pension Plan in 2021 relate to the Vector Group Ltd. Supplemental Retirement Plan, in which Messrs. Lorber, Lampen and Kirkland participate.
b.The fair value amounts were computed in a manner consistent with the fair value methodology used to account for share-based payments in the Company's financial statements.

Non-PEO NEO Average Total Compensation Amount	$ 2,139,281	2,572,807	1,860,324
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,681,741	5,172,808	1,723,893
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	A reconciliation of Total Compensation from the Summary Compensation Table to compensation actually paid to our PEO and our other NEOs (as an average) is shown below.

	2022		2021		2020
Adjustments:	PEO	Average of Non-PEO NEOs	PEO	Average of Non-PEO NEOs	PEO	Average of Non-PEO NEOs
Total Compensation as reported in Summary Compensation Table ("SCT")	$10,950,867	$2,139,281	$17,871,658	$2,572,807	$15,765,253	$1,860,324
Adjustments: Additions (Subtraction)
Stock awards amounts as reported in SCT	(6,660,000)	(1,110,000)	(7,155,000)	(1,144,800)	(3,001,250)	(465,194)
Option awards amounts as reported in SCT	—	—	—	—	—	—
Change for "Service Cost" for Pension Plan(a)	—	28,482	—	28,874	—	72,935
Change for "Other Cost" for Pension Plan(a)	—	—	(2,707,353)	(99,594)	(5,153,781)	(386,805)
Fair value at year end of awards granted during the covered fiscal year that remain outstanding and unvested(b)	7,116,000	1,186,000	5,740,000	918,400	2,912,500	451,437
Year-over-year change in fair value of awards granted in any prior fiscal year that are outstanding and unvested at year end(b)	(374,891)	(7,939)	1,421,950	64,415	(1,566,597)	(31,773)
Fair value as of vesting date for awards granted and vested in the same year.(b)	—	—	—	—	—	—
Year-over-year change in fair value of awards granted in any prior fiscal year that are outstanding that vested in the year(b)	(64,096)	33,725	(613,389)	(30,027)	(1,518,169)	(67,725)
Value of dividends or the earnings paid on stock or option awards not otherwise reflected in fair value or total compensation	2,693,736	412,192	23,554,060	2,862,733	5,398,907	290,694
Value of forfeited awards determined at end of prior year for awards made in prior fiscal years that were forfeited during current fiscal year	—	—	—	—	—	—
Compensation actually paid (as calculated)	$13,661,616	$2,681,741	$38,111,926	$5,172,808	$12,836,863	$1,723,893
a.Amounts for change in “service cost” and “other cost” of Pension Plan in 2021 relate to the Vector Group Ltd. Supplemental Retirement Plan, in which Messrs. Lorber, Lampen and Kirkland participate.
b.The fair value amounts were computed in a manner consistent with the fair value methodology used to account for share-based payments in the Company's financial statements.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]	Compensation Actually Paid and Total Shareholder Return. Our TSR was 50.5% from December 31, 2019 to December 31, 2022, while the TSR of our performance group index was 5.96% during the same period. The chart below illustrates the compensation actually paid to our PEO and non‐PEO NEOs in relation to our TSR in 2022, 2021 and 2020, as well as our TSR compared to our performance group index TSR during the same period. In 2022 and 2021, compensation actually paid was higher than Summary Compensation Table pay for both our PEO and non‐PEO NEOs, which aligned with the increase in our TSR and, in 2021, the value of Douglas Elliman stock received from the dividend paid in respect of shares underlying unexercised Vector stock options and unvested Vector restricted stock. In 2020, compensation actually paid was higher than Summary Compensation Table pay for our PEO, which primarily resulted from dividend payments on restricted stock vesting in 2020 that had been granted in 2014 and 2015 to our PEO. In 2020, compensation actually paid to our non-PEO NEO's declined from $1,860,324 to $1,723,893.
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid and Company Net Income. The chart below illustrates the compensation actually paid to our PEO and non‐PEO NEOs in relation to Company net income in 2022, 2021 and 2020. Our 2021 and 2020 net income includes the results from Douglas Elliman, which was a consolidated subsidiary before the distribution on December 29, 2021. The Company's 2020 net income was also negatively impacted by an impairment expense of $58.3 million related to goodwill and other intangible assets at Douglas Elliman.

Compensation Actually Paid vs. Company Selected Measure [Text Block]	Compensation Actually Paid and Company Adjusted EBITDA. The chart below illustrates the compensation actually paid to our PEO and non‐PEO NEOs in relation to our Adjusted EBITDA in 2022, 2021 and 2020. Adjusted EBITDA increased from $311.4 million for the year ended December 31, 2020 to $352.2 million for the year ended December 31, 2022.
Total Shareholder Return Vs Peer Group [Text Block]	Compensation Actually Paid and Total Shareholder Return. Our TSR was 50.5% from December 31, 2019 to December 31, 2022, while the TSR of our performance group index was 5.96% during the same period. The chart below illustrates the compensation actually paid to our PEO and non‐PEO NEOs in relation to our TSR in 2022, 2021 and 2020, as well as our TSR compared to our performance group index TSR during the same period. In 2022 and 2021, compensation actually paid was higher than Summary Compensation Table pay for both our PEO and non‐PEO NEOs, which aligned with the increase in our TSR and, in 2021, the value of Douglas Elliman stock received from the dividend paid in respect of shares underlying unexercised Vector stock options and unvested Vector restricted stock. In 2020, compensation actually paid was higher than Summary Compensation Table pay for our PEO, which primarily resulted from dividend payments on restricted stock vesting in 2020 that had been granted in 2014 and 2015 to our PEO. In 2020, compensation actually paid to our non-PEO NEO's declined from $1,860,324 to $1,723,893.
Total Shareholder Return Amount	$ 151	135	93
Peer Group Total Shareholder Return Amount	106	120	101
Net Income (Loss)	$ 158,701,000	$ 219,273,000	$ 92,938,000
Company Selected Measure Amount	352,192,000	349,911,000	311,356,000
PEO Name	Mr. Lorber
Additional 402(v) Disclosure [Text Block]	As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive compensation actually paid (as defined by SEC rules) and certain financial performance of the Company. The compensation and human capital committee did not consider the pay versus performance disclosure when making its incentive compensation decisions. For further information about how we align executive compensation with the Company’s performance, see “Compensation Discussion and Analysis” above. The amounts in the table below are calculated in accordance with SEC rules and do not represent amounts actually earned or realized by NEOs, including with respect to unvested restricted stock and unexercised stock options.The amounts disclosed represent the value of an investment of $100 in Common Stock at the end of each period presented assuming the investment was made at the beginning of each period presented. The total shareholder return used to determine these values was calculated by dividing the difference between the Company's share price at the end and the beginning of the measurement period by the Company's share price at the beginning of the measurement period.
Analysis of Information Presented in the Pay Versus Performance Table
While we utilize several performance measures to align executive compensation with performance, not all incentive measures are presented in the pay versus performance table above. We generally seek to incentivize long‐term performance and therefore do not specifically align performance measures with compensation that is actually paid (as computed in accordance with Item 402(v) of Regulation S‐K) for a particular year.
Our TSR was 50.50% from December 31, 2019 to December 31, 2022, while the TSR of our performance group index was 5.96% during the same period. The majority of the decline from 2021 to 2022 in the compensation actually paid to our PEO and non-PEO's NEOs related to the distribution of Douglas Elliman Inc., which occurred in December 2021, due to the value of Douglas Elliman stock received from the dividend paid in respect of shares underlying unexercised Vector stock options and unvested Vector restricted stock.
We provide information below about the relationship between the compensation actually paid to our PEO and non‐PEO NEOs for 2022, 2021 and 2020 as shown in the pay versus performance table above and:
•our cumulative TSR;
•our net income; and
•our Adjusted EBITDA.
Unranked List of the Company’s Most Important Financial Performance Measures
A summary of the most important financial measures used by the Company to link compensation actually paid (as defined by SEC rules) to the Company's NEOs for the most recently completed fiscal year to the Company's performance are:
•Adjusted EBITDA;
•Liggett Adjusted EBIT;
•Liggett Volume; and
•Cash dividends and distributions.

Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDA
Non-GAAP Measure Description [Text Block]	Our company selected measure is Adjusted EBITDA. We believe this measure represents the most important financial performance not otherwise presented in the table above that we use to link compensation actually paid to our NEOs for fiscal 2022 to our Company's performance. Adjusted EBITDA are a non-GAAP financial measure.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Liggett Adjusted EBIT
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Liggett Volume
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Cash dividends and distributions
PEO [Member] | Stock Awards Reported Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (6,660,000)	$ (7,155,000)	$ (3,001,250)
PEO [Member] | Option Awards Reported Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Pension Adjustments, Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Pension Adjustments, Other Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	(2,707,353)	(5,153,781)
PEO [Member] | Equity Awards Granted During Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	7,116,000	5,740,000	2,912,500
PEO [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(374,891)	1,421,950	(1,566,597)
PEO [Member] | Equity Awards Granted During Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(64,096)	(613,389)	(1,518,169)
PEO [Member] | Equity Awards, Value of Dividends and Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,693,736	23,554,060	5,398,907
PEO [Member] | Equity Awards, Value of Forfeited Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Stock Awards Reported Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,110,000)	(1,144,800)	(465,194)
Non-PEO NEO [Member] | Option Awards Reported Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Pension Adjustments, Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	28,482	28,874	72,935
Non-PEO NEO [Member] | Pension Adjustments, Other Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	(99,594)	(386,805)
Non-PEO NEO [Member] | Equity Awards Granted During Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,186,000	918,400	451,437
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(7,939)	64,415	(31,773)
Non-PEO NEO [Member] | Equity Awards Granted During Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	33,725	(30,027)	(67,725)
Non-PEO NEO [Member] | Equity Awards, Value of Dividends and Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	412,192	2,862,733	290,694
Non-PEO NEO [Member] | Equity Awards, Value of Forfeited Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0	$ 0